LEASES (Details - Finance lease info) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finance lease liabilities
Finance lease liability, current	$ 29	$ 0
Finance lease liability, noncurrent	101	0
Finance lease liability	130	0
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Finance lease, gross	239	0
Accumulated amortization	24	0
Finance lease	$ 215	$ 0